Global X Funds
605 Third Avenue, 43rd Fl
New York, NY 10158

May 23, 2024
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Global X Funds (“Trust”)
File Nos. 333-151713, 811-22209

Ladies and Gentlemen:

On behalf of Global X Funds (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus and statement of additional information for the series of Global X Funds contained in Post-Effective Amendment No. 789 to the Registrant's Registration Statement on Form N-1A (the "Amendment"), filed on May 20, 2024 and effective May 20, 2024, which would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from the prospectus and statement of additional information contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on May 20, 2024, accession number 0001432353-24-000371.
Please do not hesitate to call me at (646) 545-2204 if you have any questions regarding the foregoing. Thank you for your attention to this matter.

Sincerely,
/s/ Joseph Costello
Joseph Costello